Income Tax - Schedule of Income Tax Benefit (Details) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Nov. 05, 2018	Dec. 31, 2019	Dec. 31, 2018
Federal: Current								$ 21,000
Federal: Deferred
State and local: Current							(25,000)	(21,000)
State and local: Deferred							2,000	6,000
Change in valuation allowance							(429,000)	(20,000)
Income tax benefit (provision)		$ (19,000)	$ 19,000	$ (23,000)	$ 30,000		27,000	$ (64,000)
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Federal: Current
Federal: Deferred
State and local: Current
State and local: Deferred	80,179						357,482
Federal, State and local: Current and Deferred	80,179						357,482
Change in valuation allowance	(80,179)						(357,482)
Income tax benefit (provision)
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Federal: Current
Federal: Deferred						8,266,417
State and local: Current
State and local: Deferred						5,438,948
Federal, State and local: Current and Deferred						13,705,365
Change in valuation allowance						(13,705,365)
Income tax benefit (provision)